Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of trade and other receivables, net

	06.30.2023	12.31.2022
Receivables from contracts with customers
Third parties	4,608	5,210
Related parties
Investees (note 28.1)	118	93
Subtotal	4,726	5,303
Other trade receivables
Third parties
Receivables from divestments and Transfer of Rights Agreement (1)	1,623	1,922
Lease receivables	378	394
Other receivables	584	765
Related parties
Petroleum and alcohol accounts - receivables from Brazilian Federal Government	682	602
Subtotal	3,267	3,683
Total trade and other receivables, before ECL	7,993	8,986
Expected credit losses (ECL) - Third parties	(1,621)	(1,533)
Expected credit losses (ECL) - Related parties	(3)	(3)
Total trade and other receivables	6,369	7,450
Current	4,366	5,010
Non-current	2,003	2,440

(1)	As of June 30, 2023 it mainly refers to the receivables from the transactions of Atapu, Sépia, Carmópolis, Roncador, Miranga, Baúna, Pampo and Enchova, Breitener and Potiguar Group.

Schedule of aging of trade and other receivables

	06.30.2023		12.31.2022
	Trade and other receivables	Expected credit losses	Trade and other receivables	Expected credit losses
Current	5,306	(54)	6,474	(39)
Overdue:
1-90 days	109	(37)	189	(48)
91-180 days	39	(35)	30	(27)
181-365 days	100	(62)	63	(51)
More than 365 days	1,639	(1,433)	1,535	(1,368)
Total	7,193	(1,621)	8,291	(1,533)

Schedule of changes in credit losses provision

	2023 Jan-Jun	2022 Jan-Jun
Opening balance	1,536	1,448
Additions	94	72
Write-offs	(33)	(21)
Reversals	(48)	(38)
Translation adjustment	75	51
Closing balance	1,624	1,512
Current	283	190
Non-current	1,341	1,322